UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21369
                                                     ---------

                      Oppenheimer International Value Trust
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 10/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Haseko Corp.                                                                3.0%
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                       3.0
--------------------------------------------------------------------------------
Bank of Ireland                                                             3.0
--------------------------------------------------------------------------------
Aegon NV                                                                    2.8
--------------------------------------------------------------------------------
Nestle SA                                                                   2.6
--------------------------------------------------------------------------------
Eni SpA                                                                     2.4
--------------------------------------------------------------------------------
Nokia Oyj                                                                   2.4
--------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                                               2.2
--------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG                                           2.2
--------------------------------------------------------------------------------
Credit Agricole SA                                                          2.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets.

TOP TEN GEOGRAPHIC HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      15.1%
--------------------------------------------------------------------------------
United Kingdom                                                             12.8
--------------------------------------------------------------------------------
France                                                                     12.2
--------------------------------------------------------------------------------
The Netherlands                                                             6.6
--------------------------------------------------------------------------------
Switzerland                                                                 6.4
--------------------------------------------------------------------------------
Germany                                                                     6.3
--------------------------------------------------------------------------------
Italy                                                                       5.4
--------------------------------------------------------------------------------
United States                                                               4.8
--------------------------------------------------------------------------------
Korea, Republic of South                                                    4.5
--------------------------------------------------------------------------------
Ireland                                                                     4.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                    10 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                       Europe                        63.7%
                       Asia                          24.9
                       United States/Canada           6.7
                       Middle East/Africa             3.1
                       Latin America                  1.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on the total market value of investments.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                    11 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first offered on 8/1/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/6/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/6/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/27/05. Class Y shares are offered to only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    12 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                    13 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                  BEGINNING    ENDING       EXPENSES
                                  ACCOUNT      ACCOUNT      PAID DURING
                                  VALUE        VALUE        6 MONTHS ENDED
                                  5/1/07       10/31/07     OCTOBER 31, 2007
--------------------------------------------------------------------------------
Class A Actual                    $ 1,000.00   $ 1,034.80   $  6.90
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00     1,018.45      6.84
--------------------------------------------------------------------------------
Class B Actual                      1,000.00     1,030.30     11.48
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00     1,013.96     11.38
--------------------------------------------------------------------------------
Class C Actual                      1,000.00     1,030.80     11.01
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00     1,014.42     10.92
--------------------------------------------------------------------------------
Class Y Actual                      1,000.00     1,035.20      4.63
--------------------------------------------------------------------------------
Class Y Hypothetical                1,000.00     1,020.67      4.59

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.34%
-----------------------------
Class B             2.23
-----------------------------
Class C             2.14
-----------------------------
Class Y             0.90

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                    14 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--93.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--22.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Continental AG                                            18,346   $  2,771,765
--------------------------------------------------------------------------------
AUTOMOBILES--4.7%
Bayerische Motoren
Werke (BMW) AG                                            73,085      4,881,508
--------------------------------------------------------------------------------
Hyundai Motor Co.                                         45,183      3,593,048
--------------------------------------------------------------------------------
Toyota Motor Corp.                                        38,780      2,215,404
                                                                   -------------
                                                                     10,689,960

--------------------------------------------------------------------------------
DISTRIBUTORS--1.1%
Medion AG 1                                               94,495      2,603,455
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Compass Group plc                                        288,930      2,086,185
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.2%
Barratt
Developments plc                                          28,120        383,074
--------------------------------------------------------------------------------
First Juken Co. Ltd.                                     396,200      1,853,166
--------------------------------------------------------------------------------
Grande Holdings
Ltd. (The)                                             1,134,000        449,118
--------------------------------------------------------------------------------
Haseko Corp. 1                                         2,834,000      6,807,783
--------------------------------------------------------------------------------
Taylor Wimpey plc                                        420,760      2,177,570
                                                                   -------------
                                                                     11,670,711

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.0%
Alibaba.com Ltd. 1                                         4,000          6,905
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Sega Sammy Holdings,
Inc.                                                      83,200      1,143,085
--------------------------------------------------------------------------------
MEDIA--3.6%
British Sky
Broadcasting Group
plc                                                      162,009      2,292,374
--------------------------------------------------------------------------------
Societe Television
Francaise 1                                               63,830      1,771,623
--------------------------------------------------------------------------------
Vivendi SA                                                90,070      4,055,009
                                                                   -------------
                                                                      8,119,006

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
Aoyama Trading Co.                                        58,273      1,512,830
--------------------------------------------------------------------------------
Dickson Concepts
International Ltd.                                       625,000        522,837

                                                          SHARES       VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Signet Group plc                                       1,399,110   $  2,636,659
                                                                   -------------
                                                                      4,672,326

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Aksa Akrilik Kimya
Sanayii AS                                             1,838,897      5,038,980
--------------------------------------------------------------------------------
Asics Corp.                                              111,000      1,754,986
                                                                   -------------
                                                                      6,793,966

--------------------------------------------------------------------------------
CONSUMER STAPLES--9.1%
--------------------------------------------------------------------------------
BEVERAGES--1.0%
Heineken NV                                               32,550      2,277,345
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Tesco plc                                                422,706      4,289,201
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.3%
Nestle SA                                                 12,906      5,954,987
--------------------------------------------------------------------------------
Unilever NV                                              114,077      3,715,512
                                                                   ------------
                                                                      9,670,499

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.9%
Amorepacific Corp.                                         1,229      1,174,557
--------------------------------------------------------------------------------
Coreana Cosmetics
Co. Ltd. 1                                               781,709      1,010,678
--------------------------------------------------------------------------------
Pacific Corp.                                              9,804      2,220,513
                                                                   -------------
                                                                      4,405,748

--------------------------------------------------------------------------------
ENERGY--6.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.3%
Petroleum
Geo-Services ASA                                          97,200      2,861,594
--------------------------------------------------------------------------------
Seabird Exploration
Ltd. 1                                                   575,484      2,350,210
                                                                   -------------
                                                                      5,211,804

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.6%
Eni SpA                                                  147,690      5,391,161
--------------------------------------------------------------------------------
Thai Oil Public Co. Ltd.                                 372,300      1,058,692
--------------------------------------------------------------------------------
Total SA                                                  47,600      3,837,097
                                                                   -------------
                                                                     10,286,950


                    15 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS--21.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.3%
Credit Suisse Group                                       25,127   $  1,696,378
--------------------------------------------------------------------------------
Ichiyoshi Securities Co.
Ltd.                                                      43,400        471,803
--------------------------------------------------------------------------------
RHJ International Ltd. 1                                  48,883        858,205
                                                                   -------------
                                                                      3,026,386

--------------------------------------------------------------------------------
COMMERCIAL BANKS--9.0%
Anglo Irish Bank Corp.                                   156,726      2,646,466
--------------------------------------------------------------------------------
Bank of Ireland                                          362,161      6,718,896
--------------------------------------------------------------------------------
Credit Agricole SA                                       114,321      4,535,414
--------------------------------------------------------------------------------
Danske Bank AS                                            27,890      1,233,293
--------------------------------------------------------------------------------
National Bank of
Greece SA                                                 29,140      2,034,806
--------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc (The)                                          297,604      3,211,006
                                                                   -------------
                                                                     20,379,881

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
Investor AB, B Shares                                    106,896      2,651,308
--------------------------------------------------------------------------------
INSURANCE--7.5%
Aegon NV                                                 302,861      6,279,339
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                        111,810      3,810,950
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                     71,766      6,758,178
                                                                   -------------
                                                                     16,848,467

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.0%
Emperor
Entertainment
Hotel Ltd.                                             4,889,000      1,127,699
--------------------------------------------------------------------------------
Shanghai Forte Land
Co. Ltd.                                               1,564,000      1,221,750
                                                                   -------------
                                                                      2,349,449

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Paragon Group Cos
plc                                                      737,000      3,652,003
--------------------------------------------------------------------------------
HEALTH CARE--4.8%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Mediceo Paltac
Holdings Co. Ltd.                                        118,860      1,727,927

                                                          SHARES       VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.0%
GlaxoSmithKline plc 2                                    123,000   $  3,166,240
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                         35,840      3,153,320
--------------------------------------------------------------------------------
Takeda Pharmaceutical
Co. Ltd.                                                  45,300      2,827,469
                                                                   -------------
                                                                      9,147,029

--------------------------------------------------------------------------------
INDUSTRIALS--10.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Safran SA                                                 90,106      2,285,444
--------------------------------------------------------------------------------
AIRLINES--3.2%
Deutsche Lufthansa
AG                                                        73,228      2,164,965
--------------------------------------------------------------------------------
Jazz Air Income Fund                                     368,400      3,002,890
--------------------------------------------------------------------------------
Turk Hava Yollari
Anonim Ortakligi 1                                       277,900      1,977,936
                                                                   -------------
                                                                      7,145,791

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Corporate Express                                         69,600        773,277
--------------------------------------------------------------------------------
Quebecor World, Inc. 1                                   135,796      1,322,525
--------------------------------------------------------------------------------
Sperian Protection                                        12,700      1,780,962
                                                                   -------------
                                                                      3,876,764

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.9%
Joongang Construction
Co. Ltd.                                                 109,070      2,104,924
--------------------------------------------------------------------------------
Technical Olympic SA 1                                   233,861        418,242
--------------------------------------------------------------------------------
Vinci SA                                                  20,480      1,686,130
                                                                   -------------
                                                                      4,209,296

--------------------------------------------------------------------------------
MACHINERY--0.7%
GEA Group AG 1                                            42,893      1,615,589
--------------------------------------------------------------------------------
MARINE--1.0%
Evergreen Marine
Corp.                                                  2,247,000      2,231,648
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.6%
Master Marine AS 1,3                                      17,500         39,423
--------------------------------------------------------------------------------
Master Marine AS 1,3                                     619,900      1,396,473
                                                                   -------------
                                                                      1,435,896


                    16 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                          SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
Nokia Oyj 4                                              135,450   $  5,366,202
--------------------------------------------------------------------------------
SunCorp Technologies
Ltd. 1                                                 2,512,000         98,024
                                                                   -------------
                                                                      5,464,226

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.8%
Fujitsu Ltd.                                             325,987      2,569,913
--------------------------------------------------------------------------------
Gemalto NV 1                                              55,600      1,632,523
--------------------------------------------------------------------------------
Japan Digital
Laboratory Co. Ltd.                                      290,100      4,380,588
                                                                   -------------
                                                                      8,583,024

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Nichicon Corp.                                           114,200      1,363,201
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.8%
Canon, Inc.                                               36,770      1,857,914
--------------------------------------------------------------------------------
MATERIALS--4.2%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Arkema 1                                                  27,392      1,869,448
--------------------------------------------------------------------------------
Polynt SpA                                               193,956        958,351
                                                                   -------------
                                                                      2,827,799

--------------------------------------------------------------------------------
METALS & MINING--2.5%
ArcelorMittal                                             25,305      2,047,696
--------------------------------------------------------------------------------
Hindalco Industries
Ltd.                                                     704,200      3,560,767
                                                                   -------------
                                                                      5,608,463

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
PaperlinX Ltd.                                           372,800        966,021
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
Cable & Wireless plc                                     476,915      1,938,651
--------------------------------------------------------------------------------
France Telecom SA                                         65,831      2,427,837
--------------------------------------------------------------------------------
Telecom Italia
SpA-RNC                                                  703,710      1,818,525
--------------------------------------------------------------------------------
Telefonos de Mexico
SA de CV, Cl. L                                        1,102,590      2,016,460
                                                                   -------------
                                                                      8,201,473

                                                          SHARES       VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
KDDI Corp.                                                   271   $  2,051,489
--------------------------------------------------------------------------------
Vodafone Group plc                                       703,378      2,774,398
                                                                   -------------
                                                                      4,825,887

--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Okinawa Electric
Power Co. (The)                                           26,640      1,390,134
                                                                   -------------
Total Common Stocks
(Cost $172,278,340)                                                 210,369,931

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--1.3%
--------------------------------------------------------------------------------
AED Oil Ltd., 6.50%
Cv. Unsec. Unsub. Nts.,
2/23/12                                              $ 1,846,000      2,344,416
--------------------------------------------------------------------------------
Master Marine AS,
6% Cv. Nts.,
6/1/10 3 [NOK]                                         2,874,000        535,515
                                                                   -------------
Total Convertible
Corporate Bonds and
Notes (Cost $2,555,901)                                               2,879,931

                                                          SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.7%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.20% 5,6
(Cost $10,744,404)                                    10,744,404     10,744,404
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $185,578,645)                                         99.0%   223,994,266
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                               1.0      2,253,221
                                                     ---------------------------
NET ASSETS                                                 100.0%  $226,247,487
                                                     ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

NOK     Norwegian Krone


                    17 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of October 31, 2007 was $1,971,411, which represents 0.87% of the Fund's net assets. See
Note 7 of accompanying Notes.

4. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                      CONTRACTS    EXPIRATION   EXERCISE    PREMIUM
                                SUBJECT TO CALL          DATE      PRICE   RECEIVED     VALUE
----------------------------------------------------------------------------------------------
Nokia Oyj                                   507      11/19/07        $26    $89,816  $117,506

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                          SHARES        GROSS        GROSS             SHARES
                                  APRIL 30, 2007    ADDITIONS   REDUCTIONS   OCTOBER 31, 2007
----------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                     6,813,546   73,925,097   69,994,239         10,744,404

                                                                                     DIVIDEND
                                                                             VALUE     INCOME
----------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                     $10,744,404   $165,164

6. Rate shown is the 7-day yield as of October 31, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                          VALUE     PERCENT
-------------------------------------------------------------------------------
Japan                                                $  33,927,692        15.1%
United Kingdom                                          28,607,361        12.8
France                                                  27,402,284        12.2
The Netherlands                                         14,677,996         6.6
Switzerland                                             14,409,543         6.4
Germany                                                 14,037,282         6.3
Italy                                                   11,978,987         5.4
United States                                           10,744,404         4.8
Korea, Republic of South                                10,103,720         4.5
Ireland                                                  9,365,362         4.2
Norway                                                   7,183,215         3.2
Turkey                                                   7,016,916         3.1
Finland                                                  5,366,202         2.4
Canada                                                   4,325,415         1.9
India                                                    3,560,767         1.6
Australia                                                3,310,437         1.5
Sweden                                                   2,651,308         1.2
Greece                                                   2,453,048         1.1
Taiwan                                                   2,231,648         1.0
Luxembourg                                               2,047,696         0.9
Mexico                                                   2,016,460         0.9
Bermuda                                                  1,650,536         0.7
Denmark                                                  1,233,293         0.6
China                                                    1,221,750         0.5
Thailand                                                 1,058,692         0.5
Belgium                                                    858,205         0.4
Hong Kong                                                  547,142         0.2
Cayman Islands                                               6,905         0.0
                                                     --------------------------
Total                                                $ 223,994,266       100.0%
                                                     ==========================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    18 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2007
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $174,834,241)                                              $ 213,249,862
Affiliated companies (cost $10,744,404)                                                    10,744,404
                                                                                        --------------
                                                                                          223,994,266
------------------------------------------------------------------------------------------------------
Cash                                                                                          164,089
------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                          14,094
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                          2,361,725
Investments sold                                                                            1,430,433
Interest and dividends                                                                        668,500
Other                                                                                           6,604
                                                                                        --------------
Total assets                                                                              228,639,711

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Bank overdraft--foreign currencies (cost $198,300)                                            196,531
------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $89,816)--see accompanying
statement of investments                                                                      117,506
------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                         357,002
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         825,119
Shares of beneficial interest redeemed                                                        518,801
Foreign capital gains tax                                                                     104,802
Due to Custodian                                                                               90,748
Distribution and service plan fees                                                             44,577
Shareholder communications                                                                     34,971
Transfer and shareholder servicing agent fees                                                  33,817
Trustees' compensation                                                                         13,126
Other                                                                                          55,224
                                                                                        --------------
Total liabilities                                                                           2,392,224

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 226,247,487
                                                                                        ==============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $      10,921
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                180,276,905
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           2,115,344
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              5,882,909
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                                37,961,408
                                                                                        --------------
NET ASSETS                                                                              $ 226,247,487
                                                                                        ==============


                    19 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $149,082,866 and 7,154,101 shares of beneficial interest outstanding)               $ 20.84
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                            $ 22.11
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $24,201,982 and 1,184,433 shares of beneficial interest outstanding)                $ 20.43
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $42,476,152 and 2,080,234 shares of beneficial interest outstanding)                $ 20.42
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based
on net assets of $10,486,487 and 502,434 shares of beneficial interest outstanding)    $ 20.87

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    20 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2007
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $285,252)      $  2,705,147
Affiliated companies                                                            165,164
----------------------------------------------------------------------------------------
Interest                                                                         44,849
----------------------------------------------------------------------------------------
Portfolio lending fees                                                           86,065
----------------------------------------------------------------------------------------
Other income                                                                      2,025
                                                                           -------------
Total investment income                                                       3,003,250
----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                                 923,709
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         173,571
Class B                                                                         124,157
Class C                                                                         218,552
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         114,679
Class B                                                                          31,681
Class C                                                                          40,055
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          17,687
Class B                                                                           6,449
Class C                                                                           6,307
Class Y                                                                               5
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      20,638
----------------------------------------------------------------------------------------
Trustees' compensation                                                            3,184
----------------------------------------------------------------------------------------
Other                                                                            57,605
                                                                           -------------
Total expenses                                                                1,738,279
Less reduction to custodian expenses                                             (3,566)
Less waivers and reimbursements of expenses                                      (3,141)
                                                                           -------------
Net expenses                                                                  1,731,572

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         1,271,678


                    21 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies (net of foreign capital gains tax of $464)      $  (111,666)
Foreign currency transactions                                                             2,573,805
                                                                                        ------------
Net realized gain                                                                         2,462,139
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $89,578)                                (4,492,979)
Translation of assets and liabilities denominated in foreign currencies                   7,254,965
Option contracts written                                                                    (27,690)
                                                                                        ------------
Net change in unrealized appreciation                                                     2,734,296

----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $ 6,468,113
                                                                                        ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    22 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                SIX MONTHS            YEAR
                                                                                                     ENDED           ENDED
                                                                                          OCTOBER 31, 2007       APRIL 30,
                                                                                               (UNAUDITED)            2007
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $      1,271,678   $   1,855,858
---------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                2,462,139       6,948,648
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                            2,734,296      18,877,192
                                                                                          ---------------------------------
Net increase in net assets resulting from operations                                             6,468,113      27,681,698

---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                                 --      (1,189,075)
Class B                                                                                                 --         (54,596)
Class C                                                                                                 --        (143,190)
Class Y                                                                                                 --             (16)
                                                                                          ---------------------------------
                                                                                                        --      (1,386,877)
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                                 --      (4,112,243)
Class B                                                                                                 --        (731,519)
Class C                                                                                                 --      (1,272,488)
Class Y                                                                                                 --             (45)
                                                                                          ---------------------------------
                                                                                                        --      (6,116,295)

---------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                          4,973,263      50,029,878
Class B                                                                                           (993,311)      6,154,227
Class C                                                                                           (914,171)     12,409,551
Class Y                                                                                         10,273,540              --
                                                                                          ---------------------------------
                                                                                                13,339,321      68,593,656

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                  19,807,434      88,772,182
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            206,440,053     117,667,871
                                                                                          ---------------------------------
End of period (including accumulated net investment income
of $2,115,344 and $843,666, respectively)                                                 $    226,247,487   $ 206,440,053
                                                                                          =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    23 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                        ENDED
                                                             OCTOBER 31, 2007                                YEAR ENDED APRIL 30,
CLASS A                                                           (UNAUDITED)         2007        2006          2005         2004 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $   20.14    $   17.84    $  14.43    $    12.98    $   10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .15 2        .28 2       .12 2         .15 2        .01
Net realized and unrealized gain                                          .55         2.93        3.84          2.10         3.02
                                                                    ---------------------------------------------------------------
Total from investment operations                                          .70         3.21        3.96          2.25         3.03
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                       --         (.20)       (.20)           --           --
Distributions from net realized gain                                       --         (.71)       (.35)         (.80)        (.05)
                                                                    ---------------------------------------------------------------
Total dividends and/or distributions to shareholders                       --         (.91)       (.55)         (.80)        (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   20.84    $   20.14    $  17.84    $    14.43    $   12.98
                                                                    ===============================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                       3.48%       18.49%      27.98%        17.74%       30.35%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                            $ 149,083    $ 139,691    $ 76,304    $   29,831    $   6,753
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $ 147,429    $ 100,351    $ 52,647    $   11,186    $   6,126
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                    1.43%        1.51%       0.72%         1.05%        0.14%
Total expenses                                                           1.34% 5      1.36% 5     1.43%         1.63%        2.13%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                       1.34%        1.36%       1.43%         1.54%        1.70%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    33%          38%         49%           60%          30%

1. For the period from August 1, 2003 (commencement of operations) to April 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended October 31, 2007   1.34%
      Year Ended April 30, 2007           1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    24 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                                               SIX MONTHS
                                                                                    ENDED
                                                                         OCTOBER 31, 2007                    YEAR ENDED APRIL 30,
CLASS B                                                                       (UNAUDITED)         2007           2006        2005 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $  19.83     $  17.60     $    14.28   $   12.99
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                        .06          .11           (.02)        .01
Net realized and unrealized gain                                                      .54         2.88           3.79        2.08
                                                                                 --------------------------------------------------
Total from investment operations                                                      .60         2.99           3.77        2.09
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   --         (.05)          (.10)         --
Distributions from net realized gain                                                   --         (.71)          (.35)       (.80)
                                                                                 --------------------------------------------------
Total dividends and/or distributions to shareholders                                   --         (.76)          (.45)       (.80)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $  20.43     $  19.83     $    17.60   $   14.28
                                                                                 ==================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                   3.03%       17.39%         26.82%      16.47%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $ 24,202     $ 24,525     $   15,876   $   7,695
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $ 24,672     $ 18,659     $   12,099   $   1,997
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                         0.55%        0.62%         (0.16)%      0.04%
Total expenses                                                                       2.23% 5      2.27% 5        2.34%       2.59%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                  2.23%        2.27%          2.34%       2.45%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                33%          38%            49%         60%

1. For the period from May 6, 2004 (inception of offering) to April 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended October 31, 2007   2.23%
      Year Ended April 30, 2007           2.27%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    25 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                    ENDED
                                                                         OCTOBER 31, 2007                    YEAR ENDED APRIL 30,
CLASS C                                                                       (UNAUDITED)         2007           2006        2005 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $  19.81     $  17.59     $    14.28   $   12.99
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                        .06          .13           (.01)        .02
Net realized and unrealized gain                                                      .55         2.88           3.80        2.07
                                                                                 --------------------------------------------------
Total from investment operations                                                      .61         3.01           3.79        2.09
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   --         (.08)          (.13)         --
Distributions from net realized gain                                                   --         (.71)          (.35)       (.80)
                                                                                 --------------------------------------------------
Total dividends and/or distributions to shareholders                                   --         (.79)          (.48)       (.80)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $  20.42     $  19.81     $    17.59   $   14.28
                                                                                 ==================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                   3.08%       17.51%         26.98%      16.47%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $ 42,476     $ 42,223     $   25,487   $   9,565
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $ 43,357     $ 31,937     $   17,903   $   2,364
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                         0.63%        0.71%         (0.09)%      0.12%
Total expenses                                                                       2.14% 5      2.16% 5        2.23%       2.44%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                  2.14%        2.16%          2.23%       2.41%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                33%          38%            49%         60%

1. For the period from May 6, 2004 (inception of offering) to April 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended October 31, 2007   2.14%
      Year Ended April 30, 2007           2.16%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    26 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                             SIX MONTHS
                                                                  ENDED
                                                       OCTOBER 31, 2007                 YEAR ENDED APRIL 30,
CLASS Y                                                     (UNAUDITED)               2007              2006 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  20.16         $    17.84         $   15.61
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                             .22                .34               .07
Net realized and unrealized gain                                    .49               2.94              2.76
                                                               ------------------------------------------------
Total from investment operations                                    .71               3.28              2.83
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --               (.25)             (.25)
Distributions from net realized gain                                 --               (.71)             (.35)
                                                               ------------------------------------------------
Total dividends and/or distributions to shareholders                 --               (.96)             (.60)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  20.87         $    20.16         $   17.84
                                                               ================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 3.52%             18.89%            18.68%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                       $ 10,486         $        1         $       1
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $    211         $        1         $       1
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              2.71%              1.87%             0.73%
Total expenses                                                     0.90% 5,6,7        0.94% 5,6,7       1.01% 5
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              33%                38%               49%

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Reduction to custodian expenses less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended October 31, 2007   0.90%
      Year Ended April 30, 2007           0.94%

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    27 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the Fund), a series of Oppenheimer International Value Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities


                    28 | OPPENHEIMER INTERNATIONAL VALUE FUND or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share


                    29 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of October 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $543,185 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of October 31, 2007, it is estimated that the Fund will utilize $543,185 of capital loss carryforward to offset realized capital gains. During the fiscal year ended April 30, 2007, the Fund did not utilized any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of April 30, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $543,185.

      Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.


                    30 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended October 31, 2007, the Fund's projected benefit obligations were increased by $1,087 and payments of $1,326 were made to retired trustees, resulting in an accumulated liability of $8,861 as of October 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                    31 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED OCTOBER 31, 2007         YEAR ENDED APRIL 30, 2007
                                       SHARES           AMOUNT         SHARES             AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                1,336,801    $  27,301,783      4,011,495     $   74,723,939
Dividends and/or
distributions reinvested                   --               --        244,920          4,504,013
Redeemed                           (1,120,326)     (22,328,520) 1  (1,595,437)       (29,198,074) 2
                                   ----------------------------------------------------------------
Net increase                          216,475    $   4,973,263      2,660,978     $   50,029,878
                                   ================================================================

----------------------------------------------------------------- ---------------------------------
CLASS B
Sold                                  202,437    $   4,066,750        627,709     $   11,416,302
Dividends and/or
distributions reinvested                   --               --         38,254            695,073
Redeemed                             (254,588)      (5,060,061) 1    (331,278)        (5,957,148) 2
                                   ----------------------------------------------------------------
Net increase (decrease)               (52,151)   $    (993,311)       334,685     $    6,154,227
                                   ================================================================

----------------------------------------------------------------- ---------------------------------
CLASS C
Sold                                  336,486    $   6,733,091        975,644     $   17,699,486
Dividends and/or
distributions reinvested                   --               --         67,708          1,228,966
Redeemed                             (387,709)      (7,647,262) 1    (360,930)        (6,518,901) 2
                                   ----------------------------------------------------------------
Net increase (decrease)               (51,223)   $    (914,171)       682,422     $   12,409,551
                                   ================================================================


                    32 | OPPENHEIMER INTERNATIONAL VALUE FUND

                             SIX MONTHS ENDED OCTOBER 31, 2007        YEAR ENDED APRIL 30, 2007
                                       SHARES           AMOUNT         SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS Y
Sold                                  517,150    $  10,577,948             --     $          --
Dividends and/or
distributions reinvested                   --               --             --                --
Redeemed                              (14,780)        (304,408) 1          --                --
                                   -------------------------------------------------------------
Net increase                          502,370    $  10,273,540             --     $          --
                                   =============================================================

1. Net of redemption fees of $1,600, $268, $471 and $2 for Class A, Class B, Class C and Class Y shares, respectively.

2. Net of redemption fees of $2,460, $457 and $783 for Class A, Class B and Class C shares, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 31, 2007, were as follows:

                                    PURCHASES            SALES
--------------------------------------------------------------
Investment securities          $   75,558,724    $  68,446,004

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

FEE SCHEDULE
---------------------------------
Up to $500 million          0.85%
Next $500 million           0.75
Over $1.0 billion           0.70

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2007, the Fund paid $181,896 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The


                    33 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B and Class C shares were $354,951 and $242,884, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
October 31, 2007     $  85,721       $  50,794       $  17,204       $   1,799

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total expenses" or "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses" will not exceed 1.70% for Class A shares, 2.45% for Class B shares and Class C shares and 1.45% for Class Y shares. The voluntary waiver and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders.


                    34 | OPPENHEIMER INTERNATIONAL VALUE FUND

      Effective September 1, 2007, the Manager has voluntarily agreed to waive a portion of the advisory fee so that the advisory fee on the Fund's daily net assets over $2.0 billion is 0.67%. This voluntary waiver may be withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended October 31, 2007, the Manager waived $3,141 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of October 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                               CONTRACT            VALUATION
                              EXPIRATION         AMOUNT                AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION               DATES         (000S)        OCT. 31, 2007    APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hong Kong Dollar [HKD]   11/1/07-11/6/07            896 HKD    $     115,660    $          1    $          2
Japanese Yen [JPY]       11/1/07-11/2/07          7,120 JPY           61,719              --             361
South Korean Won [KRW]           11/1/07         32,846 KRW           36,468             203              --
                                                                                -----------------------------
                                                                                         204             363
                                                                                -----------------------------
CONTRACTS TO SELL
Euro [EUR]               11/1/07-2/29/08         10,334 EUR       14,987,196              --         356,639
Japanese Yen [JPY]               2/29/08        710,000 JPY        6,238,421          13,890              --
                                                                                -----------------------------
                                                                                      13,890         356,639
                                                                                -----------------------------
Total unrealized appreciation and depreciation                                  $     14,094    $    357,002
                                                                                =============================


                    35 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended October 31, 2007 was as follows:

                                           CALL OPTIONS
                            ---------------------------
                               NUMBER OF      AMOUNT OF
                               CONTRACTS       PREMIUMS
-------------------------------------------------------
Options outstanding as of
April 30, 2007                        --       $     --
Options written                      507         89,816
                            ---------------------------
Options outstanding as of
October 31, 2007                     507       $ 89,816
                            ===========================

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of October 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                    36 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of October 31, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
10. SUBSEQUENT EVENT

Effective November 16, 2007, the Fund will offer Class N shares.


                    37 | OPPENHEIMER INTERNATIONAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    38 | OPPENHEIMER INTERNATIONAL VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund


                    39 | OPPENHEIMER INTERNATIONAL VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dominic Freud, the portfolio manager for the Fund, and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load international multi-cap value funds advised by the Manager and by other investment advisers. The Board noted that the Fund's three-year performance was better than its peer group median. However its one-year and since inception performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-cap value funds and international large-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees and/or reimburse the Fund for certain expenses so that total annual operating expenses will not exceed 1.70% For Class A shares, 2.45% for Class B shares and Class C shares, 1.95% for Class N shares, and 1.45% for Class Y shares. The voluntary waiver and/or expense reimbursement may be amended or withdrawn at any time without prior notice to shareholders. The Board noted that the Fund's contractual management fees and total expenses are lower than its peer group median although its actual management fees are higher than its peer group median.


                    40 | OPPENHEIMER INTERNATIONAL VALUE FUND

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders. Based on this evaluation, the Board requested and the Manager agreed to voluntarily waive a portion of the management fees after September 1, 2007, so that the management fee on the Fund's daily net assets over $2.0 billion is 0.67%. The voluntary waiver and/or expense reimbursement may be amended or withdrawn at any time without prior notice to shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised management fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    41 | OPPENHEIMER INTERNATIONAL VALUE FUND


ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)      (1) Not applicable to semiannual reports.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007